Segmental analysis - Net fees and commissions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Fees and commissions receivable
Payment services	£ 510	£ 503
Credit and debit card fees	334	323
Lending and financing	347	340
Brokerage	42	51
Investment management, trustee and fiduciary services	128	137
Underwriting fees	71	65
Other	27	5
Total	1,459	1,424
Fees and commissions payable	(315)	(300)
Net fees and commissions	1,144	1,124
Retail Banking
Fees and commissions receivable
Payment services	159	152
Credit and debit card fees	197	203
Lending and financing	8	8
Brokerage	18	27
Investment management, trustee and fiduciary services	1	1
Other	1
Total	384	391
Fees and commissions payable	(178)	(172)
Net fees and commissions	206	219
Private Banking
Fees and commissions receivable
Payment services	16	17
Credit and debit card fees	6	8
Lending and financing	3	4
Brokerage	3	3
Investment management, trustee and fiduciary services	105	114
Other	2
Total	135	146
Fees and commissions payable	(10)	(15)
Net fees and commissions	125	131
Commercial & Institutional
Fees and commissions receivable
Payment services	332	308
Credit and debit card fees	129	102
Lending and financing	335	327
Brokerage	21	21
Investment management, trustee and fiduciary services	22	22
Underwriting fees	71	65
Other	31	56
Total	941	901
Fees and commissions payable	(120)	(148)
Net fees and commissions	821	753
Central Items and other
Fees and commissions receivable
Payment services	3	26
Credit and debit card fees	2	10
Lending and financing	1	1
Other	(7)	(51)
Total	(1)	(14)
Fees and commissions payable	(7)	35
Net fees and commissions	£ (8)	£ 21